Share Capital (Details) - Schedule of shares issued granted options - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employees [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Award amount (in Shares)	529,000	96,500	317,909
Exercise price range (in Dollars per share)			$ 10.08
Vesting period	4 years	4 years	4 years
Expiration	10 years	10 years	10 years
Employees [Member] | Minimum [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Exercise price range (in Dollars per share)	$ 5.33	$ 12.78
Employees [Member] | Maximum [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Exercise price range (in Dollars per share)	$ 9.22	$ 20.7
Directors [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Award amount (in Shares)	217,000	23,000	194,713
Exercise price range (in Dollars per share)	$ 9.22	$ 15.2
Vesting period	4 years	4 years	4 years
Expiration	10 years	10 years	10 years
Directors [Member] | Minimum [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Exercise price range (in Dollars per share)			$ 9.12
Directors [Member] | Maximum [Member]
Share Capital (Details) - Schedule of shares issued granted options [Line Items]
Exercise price range (in Dollars per share)			$ 11.06